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August 8, 2019	Chelsea M. Childs T +1 415 315 6374 chelsea.childs@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust VII

File Nos. 333-232565; 811-23454

Ladies and Gentlemen:

We are filing today via EDGAR, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 on behalf of Stone Ridge Trust VII, a Delaware statutory trust (the “Trust”), in part to respond to comments from the staff of the Securities and Exchange Commission with respect to the Registration Statement on Form N-2 filed on July 5, 2019.

No fees are required in connection with this filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415) 315-6374.

Very truly yours,

/s/ Chelsea M. Childs

cc:	Chelsea M. Childs
Lauren D. Macioce
Charles L. Nail
Elizabeth J. Reza
Gregory C. Davis